Equity (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Vote shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2020 $ / shares shares
Share capital
Number of shares issued		54,939,088	57,587,563
Share capital par value | $ / shares			$ 0.00005
Movement in shares outstanding
Number of shares outstanding at beginning of period	54,939,088
Restricted Stock Units Transferred (Note 18.b)	203,622
Restricted Stock Unit withheld (a)	(55,147)
Underwritten public offering of Class A common shares (Note 1.2)	2,500,000
Number of shares outstanding at end of period	57,587,563	54,939,088
Dividends
Dividend distribution | R$	R$ 0	R$ 0
Class B common shares
Share capital
Number of shares issued		27,400,848	27,400,848
Movement in shares outstanding
Votes per share | Vote	10
Percentage of number shares issued and outstanding			10.00%
Class A common shares
Share capital
Number of shares issued		27,538,240	30,186,715
Movement in shares outstanding
Votes per share | Vote	1